UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-22148

PowerShares Actively Managed Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

3500 Lacey Road
Downers Grove, IL 60515
(Address of principal executive offices) (Zip code)

Andrew Schlossberg
President
3500 Lacey Road
Downers Grove, IL 60515
(Name and address of agent for service)

Registrant’s telephone number, including area code:    800-983-0903

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments for the nine month period ended July 31, 2015 is set forth below.

Schedule of Investments(a)

PowerShares Active U.S. Real Estate Fund (PSR)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Real Estate Investment Trusts - 100.1%
	Diversified - 2.3%
15,968	Empire State Realty Trust, Inc., Class A	$283,911
3,615	PS Business Parks, Inc.	278,319
21,555	Washington REIT	578,536
		1,140,766
	Health Care - 10.1%
13,563	Health Care REIT, Inc.	940,865
42,495	Healthcare Realty Trust, Inc.	1,021,580
37,121	Healthcare Trust of America, Inc., Class A	932,851
16,506	National Health Investors, Inc.	1,077,016
16,265	Ventas, Inc.	1,091,219
		5,063,531
	Hotel & Resort - 9.2%
10,681	Chesapeake Lodging Trust	342,540
35,940	DiamondRock Hospitality Co.	453,203
11,877	Hersha Hospitality Trust	322,104
28,830	Host Hotels & Resorts, Inc.	558,725
20,200	LaSalle Hotel Properties	672,054
12,867	Pebblebrook Hotel Trust	523,687
23,655	RLJ Lodging Trust	705,629
8,719	Ryman Hospitality Properties, Inc.	498,553
37,368	Sunstone Hotel Investors, Inc.	525,768
		4,602,263
	Industrial - 6.4%
5,784	EastGroup Properties, Inc.	348,197
69,952	Prologis, Inc.	2,840,751
		3,188,948
	Office - 11.4%
19,524	Boston Properties, Inc.	2,406,919
32,042	Brandywine Realty Trust	441,218
16,841	Highwoods Properties, Inc.	712,879
17,195	Hudson Pacific Properties, Inc.	529,262
15,767	Kilroy Realty Corp.	1,117,092
27,627	Piedmont Office Realty Trust, Inc., Class A	503,088
		5,710,458
	Residential - 13.5%
18,990	AvalonBay Communities, Inc.	3,272,737
21,220	Equity Residential	1,587,468
23,995	Mid-America Apartment Communities, Inc.	1,927,758
		6,787,963
	Retail - 23.5%
45,922	Brixmor Property Group, Inc.	1,123,711
46,894	DDR Corp.	764,372
11,590	Equity One, Inc.	297,515
12,295	Federal Realty Investment Trust	1,681,833
23,996	National Retail Properties, Inc.	891,931
16,826	Retail Opportunity Investments Corp.	288,566
25,435	Simon Property Group, Inc.	4,761,941
6,054	Tanger Factory Outlet Centers, Inc.	196,634
14,568	Taubman Centers, Inc.	1,089,687
19,968	Weingarten Realty Investors	702,474
		11,798,664
	Specialized - 23.7%
38,570	American Tower Corp.	3,668,393
6,850	Crown Castle International Corp.	561,083
8,784	CyrusOne, Inc.	270,020
6,400	Equinix, Inc.	1,785,024
8,651	InfraREIT, Inc.	290,068
8,373	Lamar Advertising Co., Class A	502,799
8,905	Plum Creek Timber Co., Inc.	365,105
6,760	Potlatch Corp.	236,667

7,488	Public Storage	$1,536,388
3,465	Rayonier, Inc.	85,239
11,951	Sovran Self Storage, Inc.	1,137,855
47,213	Weyerhaeuser Co.	1,448,967
		11,887,608
	Total Investments (Cost $48,917,050)(b) - 100.1%	50,180,201
	Other assets less liabilities - (0.1)%	(39,691)
	Net Assets - 100.0%	$50,140,510

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $49,148,453. The net unrealized appreciation was $1,031,748, which consisted of aggregate gross unrealized appreciation of $2,023,574 and aggregate gross unrealized depreciation of $991,826.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares China A-Share Portfolio (CHNA)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Money Market Funds(a) - 61.7%
708,487	Invesco Premier Portfolio - Institutional Class, 0.07%	$708,487
1,108,487	Invesco Premier Tax - Exempt Portfolio - Institutional Class, 0.01%	1,108,487
958,487	Invesco Short-Term Investment Trust - Government & Agency Portfolio - Institutional Class, 0.04%	958,487
708,487	Invesco Short-Term Investment Trust - STIC Prime Portfolio - Institutional Class, 0.07%	708,487
1,108,487	Invesco Short-Term Investment Trust - Treasury Portfolio, 0.02%	1,108,487

	Total Investments (Cost $4,592,435)(b) - 61.7%	4,592,435
	Other assets less liabilities - 38.3%	2,849,212
	Net Assets - 100.0%	$7,441,647

Notes to Schedule of Investments:

(a)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(b)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments is the same for tax and financial reporting purposes.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Multi-Strategy Alternative Portfolio (LALT)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 52.9%
	Consumer Discretionary - 6.6%
933	AutoNation, Inc.(b)	$58,163
4,184	D.R. Horton, Inc.	124,223
1,586	Darden Restaurants, Inc.	116,983
2,198	Discovery Communications, Inc., Class A(b)	72,578
1,408	Gannett Co., Inc.(b)	17,811
1,888	Gap, Inc. (The)	68,874
5,202	Interpublic Group of Cos., Inc. (The)	110,803
779	Mohawk Industries, Inc.(b)	157,039
6,337	News Corp., Class A(b)	93,344
541	Ralph Lauren Corp., Class A	68,107
5,114	TEGNA, Inc.	148,971
482	TopBuild Corp.(b)	13,862
		1,050,758
	Consumer Staples - 2.5%
2,083	Constellation Brands, Inc., Class A	250,002
912	Procter & Gamble Co. (The)	69,950
1,014	Wal-Mart Stores, Inc.	72,988
		392,940
	Energy - 4.8%
760	Chevron Corp.	67,245
2,936	CONSOL Energy, Inc.	48,503
877	Exxon Mobil Corp.	69,467
1,833	FMC Technologies, Inc.(b)	60,049
1,740	Halliburton Co.	72,714
1,076	Helmerich & Payne, Inc.	62,128
1,350	Marathon Petroleum Corp.	73,804
1,538	National Oilwell Varco, Inc.	64,796
963	Occidental Petroleum Corp.	67,603
2,065	QEP Resources, Inc.	28,662
799	Tesoro Corp.	77,775
1,126	Valero Energy Corp.	73,866
		766,612
	Financials - 4.6%
3,574	CBRE Group, Inc., Class A(b)	135,705
3,574	E*TRADE Financial Corp.(b)	101,573
8,235	General Growth Properties, Inc. REIT	223,498
6,056	Hudson City Bancorp, Inc.	62,437
1,231	Legg Mason, Inc.	60,738
5,072	Navient Corp.	79,630
2,416	Zions Bancorporation	75,355
		738,936
	Health Care - 4.7%
2,196	DaVita HealthCare Partners, Inc.(b)	173,550
740	Johnson & Johnson	74,155
1,484	Mallinckrodt PLC(b)	183,957
1,264	Merck & Co., Inc.	74,525
1,278	Tenet Healthcare Corp.(b)	71,951
1,164	Universal Health Services, Inc., Class B	169,048
		747,186
	Industrials - 7.1%
1,216	Allegion PLC	76,876
555	Cummins, Inc.	71,889
1,305	Emerson Electric Co.	67,534
1,378	Fluor Corp.	64,422
3,341	Ingersoll-Rand PLC	205,137
1,804	Jacobs Engineering Group, Inc.(b)	75,984
2,103	Joy Global, Inc.	55,540
4,346	Masco Corp.	114,691
830	Norfolk Southern Corp.	69,994
627	Parker Hannifin Corp.	70,694

763	Raytheon Co.	$83,236
661	Ryder System, Inc.	59,834
734	Snap-on, Inc.	120,963
		1,136,794
	Information Technology - 12.3%
2,287	Akamai Technologies, Inc.(b)	175,436
2,469	CA, Inc.	71,934
2,668	Cisco Systems, Inc.	75,825
1,791	Computer Sciences Corp.	117,185
3,702	Corning, Inc.	69,153
2,752	EMC Corp.	74,001
1,584	Harris Corp.	131,377
2,376	Hewlett-Packard Co.	72,516
2,387	Intel Corp.	69,104
4,688	Juniper Networks, Inc.	133,233
3,824	Micron Technology, Inc.(b)	70,782
2,411	Motorola Solutions, Inc.	145,046
2,315	NetApp, Inc.	72,112
3,571	NVIDIA Corp.	71,242
1,155	QUALCOMM, Inc.	74,371
1,294	SanDisk Corp.	78,015
1,514	Seagate Technology PLC	76,608
3,167	Symantec Corp.	72,018
1,133	TE Connectivity Ltd. (Switzerland)	69,022
1,345	VeriSign, Inc.(b)	95,414
901	Western Digital Corp.	77,540
6,906	Xerox Corp.	76,104
		1,968,038
	Materials - 6.7%
1,215	E.I. du Pont de Nemours & Co.	67,748
717	LyondellBasell Industries NV, Class A	67,276
794	Martin Marietta Materials, Inc.	124,515
1,563	Mosaic Co. (The)	67,115
1,648	Nucor Corp.	72,743
2,050	Owens-Illinois, Inc.(b)	43,767
2,676	Sealed Air Corp.	142,283
1,529	Sigma-Aldrich Corp.	213,464
1,698	Vulcan Materials Co.	154,552
1,698	WestRock Co.(b)	107,076
		1,060,539
	Telecommunication Services - 2.0%
2,463	CenturyLink, Inc.	70,442
15,038	Frontier Communications Corp.	70,979
3,623	Level 3 Communications, Inc.(b)	182,962
		324,383
	Utilities - 1.6%
5,483	AES Corp. (The)	70,182
4,390	NRG Energy, Inc.	98,555
1,250	Pinnacle West Capital Corp.	77,138
		245,875

	Total Common Stocks and Other Equity Interests (Cost $8,596,565)	8,432,061

	Money Market Funds(c) - 41.5%
1,325,940	Invesco Premier Portfolio - Institutional Class, 0.07%	1,325,940
1,325,940	Invesco Premier Tax-Exempt Portfolio - Institutional Class, 0.01%	1,325,940
1,325,940	Invesco Short-Term Investment Trust - Government & Agency Portfolio - Institutional Class, 0.04%	1,325,940
1,325,940	Invesco Short-Term Investment Trust - STIC Prime Portfolio - Institutional Class, 0.07%	1,325,940
1,325,940	Invesco Short-Term Investment Trust - Treasury Portfolio - Institutional Class, 0.02%	1,325,940
	Total Money Market Funds (Cost 6,629,700)	6,629,700

Schedule of Investments(a)

Total Investments (Cost $15,226,265)(d) - 94.4%	15,061,761
Other assets less liabilities - 5.6%	$899,281
Net Assets - 100.0%	$15,961,042

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(d)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $15,233,180. The net unrealized depreciation was $171,419, which consisted of aggregate gross unrealized appreciation of $361,951 and aggregate gross unrealized depreciation of $533,370.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500® Downside Hedged Portfolio (PHDG)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 77.6%
	Consumer Discretionary - 10.0%
1,476	Advance Auto Parts, Inc.	$257,134
7,756	Amazon.com, Inc.(b)	4,158,379
1,530	AutoNation, Inc.(b)	95,380
628	AutoZone, Inc.(b)	440,190
3,487	Bed Bath & Beyond, Inc.(b)	227,457
5,917	Best Buy Co., Inc.	191,060
4,601	BorgWarner, Inc.	228,716
4,461	Cablevision Systems Corp., Class A	125,889
4,251	CarMax, Inc.(b)	274,232
9,167	Carnival Corp.	488,509
9,211	CBS Corp., Class B	492,512
611	Chipotle Mexican Grill, Inc.(b)	453,503
5,596	Coach, Inc.	174,595
51,014	Comcast Corp., Class A	3,183,784
6,755	D.R. Horton, Inc.	200,556
2,537	Darden Restaurants, Inc.	187,129
5,883	Delphi Automotive PLC (United Kingdom)	459,345
3,026	Discovery Communications, Inc., Class A(b)	99,919
5,290	Discovery Communications, Inc., Class C(b)	160,287
6,025	Dollar General Corp.	484,229
4,512	Dollar Tree, Inc.(b)	352,071
2,046	Expedia, Inc., Class A	248,466
80,678	Ford Motor Co.	1,196,455
887	Fossil Group, Inc.(b)	60,981
2,152	GameStop Corp., Class A	98,669
5,336	Gap, Inc. (The)	194,657
2,467	Garmin Ltd.	103,392
27,415	General Motors Co.	863,847
3,102	Genuine Parts Co.	275,923
5,503	Goodyear Tire & Rubber Co. (The)	165,805
5,571	H&R Block, Inc.	185,459
8,179	Hanesbrands, Inc.	253,794
4,246	Harley-Davidson, Inc.	247,542
1,428	Harman International Industries, Inc.	153,739
2,266	Hasbro, Inc.	178,425
26,346	Home Depot, Inc. (The)	3,083,272
8,383	Interpublic Group of Cos., Inc. (The)	178,558
13,288	Johnson Controls, Inc.	605,401
4,005	Kohl’s Corp.	245,587
4,985	L Brands, Inc.	402,389
2,815	Leggett & Platt, Inc.	134,585
3,653	Lennar Corp., Class A	193,755
18,943	Lowe’s Cos., Inc.	1,313,887
6,822	Macy’s, Inc.	471,127
4,195	Marriott International, Inc., Class A	304,599
6,870	Mattel, Inc.	159,453
19,437	McDonald’s Corp.	1,940,979
4,009	Michael Kors Holdings Ltd.(b)	168,338
1,275	Mohawk Industries, Inc.(b)	257,027
8,615	Netflix, Inc.(b)	984,781
5,479	Newell Rubbermaid, Inc.	237,131
10,156	News Corp., Class A(b)	149,598
14,131	NIKE, Inc., Class B	1,628,174
2,882	Nordstrom, Inc.	219,925
4,962	Omnicom Group, Inc.	362,623
2,078	O’Reilly Automotive, Inc.(b)	499,364
1,051	Priceline Group, Inc. (The)(b)	1,306,992
6,693	PulteGroup, Inc.	138,679

1,710	PVH Corp.	$198,428
1,250	Ralph Lauren Corp., Class A	157,363
8,405	Ross Stores, Inc.	446,810
3,330	Royal Caribbean Cruises Ltd.	299,201
1,933	Scripps Networks Interactive, Inc., Class A	120,967
1,636	Signet Jewelers Ltd.	198,316
13,026	Staples, Inc.	191,613
30,473	Starbucks Corp.	1,765,301
3,477	Starwood Hotels & Resorts Worldwide, Inc.	276,282
12,946	Target Corp.	1,059,630
4,608	TEGNA, Inc.	134,231
2,275	Tiffany & Co.	217,718
5,727	Time Warner Cable, Inc.	1,088,187
16,706	Time Warner, Inc.	1,470,796
13,833	TJX Cos., Inc. (The)	965,820
2,782	Tractor Supply Co.	257,391
2,264	TripAdvisor, Inc., Class A(b)	179,716
35,881	Twenty-First Century Fox, Inc., Class A	1,237,536
3,409	Under Armour, Inc., Class A(b)	338,616
1,991	Urban Outfitters, Inc.(b)	64,946
6,911	VF Corp.	532,769
7,252	Viacom, Inc., Class B	413,364
31,650	Walt Disney Co. (The)	3,798,000
1,614	Whirlpool Corp.	286,856
2,463	Wyndham Worldwide Corp.	203,247
1,686	Wynn Resorts Ltd.	174,046
8,780	Yum! Brands, Inc.	770,533
		48,795,937
	Consumer Staples - 7.5%
39,910	Altria Group, Inc.	2,170,306
12,606	Archer-Daniels-Midland Co.	597,776
3,191	Brown-Forman Corp., Class B	345,936
3,632	Campbell Soup Co.	179,094
2,670	Clorox Co. (The)	298,880
79,569	Coca-Cola Co. (The)	3,268,695
4,366	Coca-Cola Enterprises, Inc.	223,015
17,271	Colgate-Palmolive Co.	1,174,773
8,661	ConAgra Foods, Inc.	381,604
3,442	Constellation Brands, Inc., Class A	413,109
8,927	Costco Wholesale Corp.	1,297,093
22,881	CVS Health Corp.	2,573,426
3,906	Dr Pepper Snapple Group, Inc.	313,339
4,529	Estee Lauder Cos., Inc. (The), Class A	403,579
12,096	General Mills, Inc.	704,108
2,969	Hershey Co. (The)	275,790
2,741	Hormel Foods Corp.	162,295
1,996	J.M. Smucker Co. (The)	222,933
5,117	Kellogg Co.	338,592
2,352	Keurig Green Mountain, Inc.	176,494
7,408	Kimberly-Clark Corp.	851,698
12,058	Kraft Heinz Co. (The)	958,249
19,928	Kroger Co. (The)	781,975
2,586	McCormick & Co., Inc.	212,078
4,104	Mead Johnson Nutrition Co.	362,753
3,258	Molson Coors Brewing Co., Class B	231,774
33,014	Mondelez International, Inc., Class A	1,489,922
2,978	Monster Beverage Corp.(b)	457,272
29,958	PepsiCo, Inc.	2,886,453
31,432	Philip Morris International, Inc.	2,688,379
55,034	Procter & Gamble Co. (The)	4,221,108
8,451	Reynolds American, Inc.	725,011
12,097	Sysco Corp.	439,242
5,949	Tyson Foods, Inc., Class A	263,838
17,704	Walgreens Boots Alliance, Inc.	1,710,738
32,001	Wal-Mart Stores, Inc.	2,303,432
7,277	Whole Foods Market, Inc.	264,883
		36,369,642
	Energy - 5.5%
10,313	Anadarko Petroleum Corp.	766,772
7,671	Apache Corp.	351,792
8,833	Baker Hughes, Inc.	513,639
8,399	Cabot Oil & Gas Corp.	219,718

Schedule of Investments(a)

3,898	Cameron International Corp.(b)	$196,693
10,538	Chesapeake Energy Corp.	91,259
38,129	Chevron Corp.	3,373,654
1,899	Cimarex Energy Co.	197,724
6,492	Columbia Pipeline Group, Inc.	189,437
25,033	ConocoPhillips	1,260,161
4,665	CONSOL Energy, Inc.	77,066
7,833	Devon Energy Corp.	387,107
1,333	Diamond Offshore Drilling, Inc.	29,259
4,773	Ensco PLC, Class A	79,136
11,170	EOG Resources, Inc.	862,212
3,105	EQT Corp.	238,619
84,853	Exxon Mobil Corp.	6,721,206
4,717	FMC Technologies, Inc.(b)	154,529
17,289	Halliburton Co.	722,507
2,175	Helmerich & Payne, Inc.	125,585
4,961	Hess Corp.	292,749
35,174	Kinder Morgan, Inc.	1,218,427
13,697	Marathon Oil Corp.	287,774
11,033	Marathon Petroleum Corp.	603,174
3,388	Murphy Oil Corp.	111,093
7,852	National Oilwell Varco, Inc.	330,805
3,279	Newfield Exploration Co.(b)	107,518
8,690	Noble Energy, Inc.	306,149
15,571	Occidental Petroleum Corp.	1,093,084
4,241	ONEOK, Inc.	160,267
11,010	Phillips 66	875,295
3,030	Pioneer Natural Resources Co.	384,113
3,369	Range Resources Corp.	132,536
25,768	Schlumberger Ltd.	2,134,106
7,870	Southwestern Energy Co.(b)	146,382
13,628	Spectra Energy Corp.	412,383
2,541	Tesoro Corp.	247,341
6,949	Transocean Ltd.	92,144
10,334	Valero Energy Corp.	677,910
13,695	Williams Cos., Inc. (The)	718,714
		26,890,039
	Financials - 13.0%
6,653	ACE Ltd.	723,647
1,109	Affiliated Managers Group, Inc.(b)	230,561
8,813	Aflac, Inc.	564,473
8,287	Allstate Corp. (The)	571,389
17,729	American Express Co.	1,348,468
27,040	American International Group, Inc.	1,733,805
8,620	American Tower Corp. REIT	819,848
3,666	Ameriprise Financial, Inc.	460,706
5,730	Aon PLC	577,412
3,201	Apartment Investment & Management Co., Class A REIT	125,095
1,350	Assurant, Inc.	100,710
2,692	AvalonBay Communities, Inc. REIT	463,939
213,083	Bank of America Corp.	3,809,924
22,807	Bank of New York Mellon Corp. (The)	989,824
15,788	BB&T Corp.	635,783
36,988	Berkshire Hathaway, Inc., Class B(b)	5,279,667
2,566	BlackRock, Inc.	862,997
3,130	Boston Properties, Inc. REIT	385,866
11,110	Capital One Financial Corp.	903,243
5,680	CBRE Group, Inc., Class A(b)	215,670
23,509	Charles Schwab Corp. (The)	819,994
4,688	Chubb Corp. (The)	582,859
2,995	Cincinnati Financial Corp.	165,354
61,535	Citigroup, Inc.	3,597,336
6,437	CME Group, Inc., Class A	618,210
3,639	Comerica, Inc.	172,598
6,846	Crown Castle International Corp. REIT	560,756
9,014	Discover Financial Services	503,071
5,902	E*TRADE Financial Corp.(b)	167,735
1,162	Equinix, Inc. REIT	324,093
7,404	Equity Residential REIT	553,893
1,342	Essex Property Trust, Inc. REIT	301,829
16,460	Fifth Third Bancorp	346,812
7,904	Franklin Resources, Inc.	360,027

12,795	General Growth Properties, Inc. REIT	$347,256
10,129	Genworth Financial, Inc., Class A(b)	71,004
8,169	Goldman Sachs Group, Inc. (The)	1,675,217
8,547	Hartford Financial Services Group, Inc. (The)	406,410
9,401	HCP, Inc. REIT	363,255
7,113	Health Care REIT, Inc. REIT	493,429
15,399	Host Hotels & Resorts, Inc. REIT	298,433
9,759	Hudson City Bancorp, Inc.	100,615
16,426	Huntington Bancshares, Inc.	191,691
2,260	Intercontinental Exchange, Inc.	515,370
8,835	Invesco Ltd.(c)	341,031
3,798	Iron Mountain, Inc. REIT	114,130
75,329	JPMorgan Chase & Co.	5,162,296
17,235	KeyCorp	255,767
8,378	Kimco Realty Corp. REIT	207,020
1,995	Legg Mason, Inc.	98,433
6,389	Leucadia National Corp.	150,269
5,166	Lincoln National Corp.	290,949
6,025	Loews Corp.	229,613
2,713	M&T Bank Corp.	355,810
2,878	Macerich Co. (The) REIT	227,823
10,913	Marsh & McLennan Cos., Inc.	632,299
5,572	McGraw Hill Financial, Inc.	566,951
22,647	MetLife, Inc.	1,262,344
3,637	Moody’s Corp.	401,634
31,192	Morgan Stanley	1,211,497
2,423	NASDAQ OMX Group, Inc. (The)	123,646
7,881	Navient Corp.	123,732
4,434	Northern Trust Corp.	339,157
6,291	People’s United Financial, Inc.	102,355
3,594	Plum Creek Timber Co., Inc. REIT	147,354
10,549	PNC Financial Services Group, Inc. (The)	1,035,701
5,542	Principal Financial Group, Inc.	307,636
10,857	Progressive Corp. (The)	331,139
10,643	Prologis, Inc. REIT	432,212
9,219	Prudential Financial, Inc.	814,591
2,930	Public Storage REIT	601,177
4,740	Realty Income Corp. REIT	228,895
27,233	Regions Financial Corp.	282,951
6,333	Simon Property Group, Inc. REIT	1,185,664
2,043	SL Green Realty Corp. REIT	235,231
8,354	State Street Corp.	639,582
10,510	SunTrust Banks, Inc.	466,013
5,332	T. Rowe Price Group, Inc.	411,257
2,545	Torchmark Corp.	156,798
6,472	Travelers Cos., Inc. (The)	686,809
35,968	U.S. Bancorp	1,626,113
5,092	Unum Group	182,497
6,704	Ventas, Inc. REIT	449,771
3,581	Vornado Realty Trust REIT	349,327
95,078	Wells Fargo & Co.	5,502,164
10,545	Weyerhaeuser Co. REIT	323,626
6,243	XL Group PLC	237,359
4,121	Zions Bancorporation	128,534
		63,299,431
	Health Care - 12.1%
30,187	Abbott Laboratories	1,530,179
34,891	AbbVie, Inc.	2,442,719
7,106	Aetna, Inc.	802,765
6,743	Agilent Technologies, Inc.	276,126
4,545	Alexion Pharmaceuticals, Inc.(b)	897,365
7,950	Allergan PLC(b)	2,632,643
4,239	AmerisourceBergen Corp.	448,274
15,436	Amgen, Inc.	2,725,843
5,375	Anthem, Inc.	829,201
11,036	Baxalta, Inc.(b)	362,312
11,055	Baxter International, Inc.	443,084
4,254	Becton, Dickinson and Co.	647,246
4,786	Biogen, Inc.(b)	1,525,681
27,235	Boston Scientific Corp.(b)	472,255
33,835	Bristol-Myers Squibb Co.	2,220,929
1,505	C.R. Bard, Inc.	295,958

Schedule of Investments(a)

6,702	Cardinal Health, Inc.	$569,536
16,102	Celgene Corp.(b)	2,113,388
6,231	Cerner Corp.(b)	446,887
5,214	Cigna Corp.	751,129
3,504	DaVita HealthCare Partners, Inc.(b)	276,921
2,854	DENTSPLY International, Inc.	162,421
2,173	Edwards Lifesciences Corp.(b)	330,644
19,796	Eli Lilly & Co.	1,672,960
4,079	Endo International PLC(b)	357,076
14,770	Express Scripts Holding Co.(b)	1,330,334
29,801	Gilead Sciences, Inc.	3,512,346
5,906	HCA Holdings, Inc.(b)	549,317
1,725	Henry Schein, Inc.(b)	255,266
3,524	Hospira, Inc.(b)	315,222
3,042	Humana, Inc.	553,918
755	Intuitive Surgical, Inc.(b)	402,543
56,255	Johnson & Johnson	5,637,314
2,063	Laboratory Corp. of America Holdings(b)	262,599
2,387	Mallinckrodt PLC(b)	295,893
4,724	McKesson Corp.	1,041,973
28,942	Medtronic PLC	2,268,763
57,301	Merck & Co., Inc.	3,378,467
8,351	Mylan NV(b)	467,572
1,720	Patterson Cos., Inc.	86,275
2,295	PerkinElmer, Inc.	121,451
2,957	Perrigo Co. PLC	568,335
124,933	Pfizer, Inc.	4,505,084
2,892	Quest Diagnostics, Inc.	213,459
1,533	Regeneron Pharmaceuticals, Inc.(b)	848,761
5,692	St. Jude Medical, Inc.	420,183
6,071	Stryker Corp.	620,881
2,037	Tenet Healthcare Corp.(b)	114,683
8,087	Thermo Fisher Scientific, Inc.	1,128,379
19,329	UnitedHealth Group, Inc.	2,346,541
1,837	Universal Health Services, Inc., Class B	266,788
2,049	Varian Medical Systems, Inc.(b)	176,357
4,949	Vertex Pharmaceuticals, Inc.(b)	668,115
1,710	Waters Corp.(b)	228,268
3,466	Zimmer Biomet Holdings, Inc.	360,707
10,177	Zoetis, Inc.	498,469
		58,677,805
	Industrials - 7.7%
12,843	3M Co.	1,943,660
3,487	ADT Corp. (The)	120,406
1,948	Allegion PLC	123,153
14,066	American Airlines Group, Inc.	564,047
4,892	AMETEK, Inc.	259,521
13,058	Boeing Co. (The)	1,882,572
2,946	C.H. Robinson Worldwide, Inc.	206,662
12,262	Caterpillar, Inc.	964,161
1,930	Cintas Corp.	165,015
20,101	CSX Corp.	628,759
3,397	Cummins, Inc.	440,013
12,495	Danaher Corp.	1,144,042
6,759	Deere & Co.	639,199
16,672	Delta Air Lines, Inc.	739,236
3,258	Dover Corp.	208,740
735	Dun & Bradstreet Corp. (The)	91,706
9,480	Eaton Corp. PLC	574,298
13,606	Emerson Electric Co.	704,110
2,437	Equifax, Inc.	248,891
3,895	Expeditors International of Washington, Inc.	182,559
5,543	Fastenal Co.	232,030
5,353	FedEx Corp.	917,611
2,738	Flowserve Corp.	128,659
2,985	Fluor Corp.	139,549
6,314	General Dynamics Corp.	941,480
204,463	General Electric Co.	5,336,484
15,876	Honeywell International, Inc.	1,667,774
6,868	Illinois Tool Works, Inc.	614,480
5,380	Ingersoll-Rand PLC	330,332
1,856	J.B. Hunt Transport Services, Inc.	156,127

2,532	Jacobs Engineering Group, Inc.(b)	$106,648
1,993	Joy Global, Inc.	52,635
2,247	Kansas City Southern	222,880
1,706	L-3 Communications Holdings, Inc.	196,975
5,450	Lockheed Martin Corp.	1,128,695
7,085	Masco Corp.	186,973
7,475	Nielsen NV	362,238
6,215	Norfolk Southern Corp.	524,111
3,955	Northrop Grumman Corp.	684,255
7,207	PACCAR, Inc.	467,302
2,155	Pall Corp.	272,500
2,837	Parker Hannifin Corp.	319,872
3,624	Pentair PLC (United Kingdom)	220,375
4,083	Pitney Bowes, Inc.	85,416
2,826	Precision Castparts Corp.	550,844
4,315	Quanta Services, Inc.(b)	119,180
6,223	Raytheon Co.	678,867
5,090	Republic Services, Inc.	216,478
2,748	Robert Half International, Inc.	151,222
2,736	Rockwell Automation, Inc.	319,510
2,695	Rockwell Collins, Inc.	228,051
2,067	Roper Technologies, Inc.	345,747
1,076	Ryder System, Inc.	97,399
1,198	Snap-on, Inc.	197,430
13,607	Southwest Airlines Co.	492,573
3,140	Stanley Black & Decker, Inc.	331,239
1,742	Stericycle, Inc.(b)	245,570
5,631	Textron, Inc.	246,075
8,573	Tyco International PLC	325,688
17,776	Union Pacific Corp.	1,734,760
14,071	United Parcel Service, Inc., Class B	1,440,308
1,981	United Rentals, Inc.(b)	132,707
16,787	United Technologies Corp.	1,683,904
1,228	W.W. Grainger, Inc.	280,856
8,635	Waste Management, Inc.	441,508
3,667	Xylem, Inc.	126,621
		37,512,688
	Information Technology - 15.4%
12,713	Accenture PLC, Class A	1,310,837
9,678	Adobe Systems, Inc.(b)	793,499
3,653	Akamai Technologies, Inc.(b)	280,222
1,273	Alliance Data Systems Corp.(b)	350,126
6,122	Altera Corp.	304,018
6,285	Amphenol Corp., Class A	354,537
6,344	Analog Devices, Inc.	370,045
117,000	Apple, Inc.	14,192,100
25,042	Applied Materials, Inc.	434,729
4,636	Autodesk, Inc.(b)	234,489
9,539	Automatic Data Processing, Inc.	760,926
5,274	Avago Technologies Ltd. (Singapore)	659,988
11,045	Broadcom Corp., Class A	558,987
6,419	CA, Inc.	187,018
103,206	Cisco Systems, Inc.	2,933,114
3,234	Citrix Systems, Inc.(b)	244,523
12,420	Cognizant Technology Solutions Corp., Class A(b)	783,702
2,812	Computer Sciences Corp.	183,989
25,569	Corning, Inc.	477,629
22,445	eBay, Inc.(b)	631,153
6,297	Electronic Arts, Inc.(b)	450,550
39,463	EMC Corp.	1,061,160
1,448	F5 Networks, Inc.(b)	194,235
42,753	Facebook, Inc., Class A(b)	4,019,210
5,757	Fidelity National Information Services, Inc.	376,680
1,539	First Solar, Inc.(b)	68,178
4,778	Fiserv, Inc.(b)	415,017
2,861	FLIR Systems, Inc.	88,090
5,814	Google, Inc., Class A(b)	3,822,705
5,832	Google, Inc., Class C(b)	3,648,558
2,474	Harris Corp.	205,194
36,630	Hewlett-Packard Co.	1,117,948
96,263	Intel Corp.	2,786,814

Schedule of Investments(a)

18,613	International Business Machines Corp.	$3,015,120
5,581	Intuit, Inc.	590,302
7,123	Juniper Networks, Inc.	202,436
3,264	KLA-Tencor Corp.	173,155
3,241	Lam Research Corp.	249,136
4,844	Linear Technology Corp.	198,604
19,670	MasterCard, Inc., Class A	1,915,858
4,099	Microchip Technology, Inc.	175,601
21,894	Micron Technology, Inc.(b)	405,258
164,163	Microsoft Corp.	7,666,412
3,755	Motorola Solutions, Inc.	225,901
6,302	NetApp, Inc.	196,307
10,394	NVIDIA Corp.	207,360
64,671	Oracle Corp.	2,582,960
6,662	Paychex, Inc.	309,117
22,445	PayPal Holdings, Inc.(b)	868,621
3,033	Qorvo, Inc.(b)	175,762
33,086	QUALCOMM, Inc.	2,130,408
3,715	Red Hat, Inc.(b)	293,782
12,401	salesforce.com, inc.(b)	908,993
4,238	SanDisk Corp.	255,509
6,441	Seagate Technology PLC	325,915
3,891	Skyworks Solutions, Inc.	372,252
13,842	Symantec Corp.	314,767
8,230	TE Connectivity Ltd. (Switzerland)	501,372
2,852	Teradata Corp.(b)	105,838
21,115	Texas Instruments, Inc.	1,055,328
3,308	Total System Services, Inc.	152,896
2,104	VeriSign, Inc.(b)	149,258
39,239	Visa, Inc., Class A	2,956,266
4,416	Western Digital Corp.	380,041
10,512	Western Union Co. (The)	212,763
21,092	Xerox Corp.	232,434
5,229	Xilinx, Inc.	218,311
17,744	Yahoo!, Inc.(b)	650,672
		74,674,685
	Materials - 2.3%
3,942	Air Products & Chemicals, Inc.	561,774
1,351	Airgas, Inc.	137,829
26,590	Alcoa, Inc.	262,443
1,833	Avery Dennison Corp.	111,538
2,816	Ball Corp.	191,037
4,797	CF Industries Holdings, Inc.	283,982
22,010	Dow Chemical Co. (The)	1,035,791
18,397	E.I. du Pont de Nemours & Co.	1,025,817
3,022	Eastman Chemical Co.	236,925
5,461	Ecolab, Inc.	632,438
2,727	FMC Corp.	132,369
21,145	Freeport-McMoRan, Inc.	248,454
1,669	International Flavors & Fragrances, Inc.	192,920
8,617	International Paper Co.	412,496
7,975	LyondellBasell Industries NV, Class A	748,294
1,274	Martin Marietta Materials, Inc.	199,789
9,689	Monsanto Co.	987,212
6,322	Mosaic Co. (The)	271,467
10,746	Newmont Mining Corp.	184,509
6,482	Nucor Corp.	286,115
3,241	Owens-Illinois, Inc.(b)	69,195
5,543	PPG Industries, Inc.	600,750
5,875	Praxair, Inc.	670,573
4,274	Sealed Air Corp.	227,249
1,628	Sherwin-Williams Co. (The)	452,193
2,448	Sigma-Aldrich Corp.	341,765
2,705	Vulcan Materials Co.	246,209
5,281	WestRock Co.(b)	333,020
		11,084,153
	Telecommunication Services - 1.8%
124,674	AT&T, Inc.	4,331,175
11,452	CenturyLink, Inc.	327,527
23,419	Frontier Communications Corp.	110,538
5,953	Level 3 Communications, Inc.(b)	300,626
82,749	Verizon Communications, Inc.	3,871,826
		8,941,692

	Utilities - 2.3%
13,870	AES Corp. (The)	$177,536
2,460	AGL Resources, Inc.	118,277
4,920	Ameren Corp.	202,114
9,955	American Electric Power Co., Inc.	563,154
8,722	CenterPoint Energy, Inc.	168,684
5,588	CMS Energy Corp.	191,445
5,920	Consolidated Edison, Inc.	376,453
12,087	Dominion Resources, Inc.	866,638
3,655	DTE Energy Co.	294,081
14,036	Duke Energy Corp.	1,041,752
6,644	Edison International	398,706
3,660	Entergy Corp.	259,933
6,445	Eversource Energy	320,445
17,484	Exelon Corp.	561,062
8,596	FirstEnergy Corp.	291,920
8,999	NextEra Energy, Inc.	946,695
6,440	NiSource, Inc.	112,442
6,752	NRG Energy, Inc.	151,582
5,161	Pepco Holdings, Inc.	137,696
9,772	PG&E Corp.	513,128
2,235	Pinnacle West Capital Corp.	137,922
13,603	PPL Corp.	432,711
10,264	Public Service Enterprise Group, Inc.	427,701
2,874	SCANA Corp.	157,495
4,746	Sempra Energy	483,048
18,464	Southern Co. (The)	825,895
4,793	TECO Energy, Inc.	106,021
6,374	WEC Energy Group, Inc.	312,326
10,291	Xcel Energy, Inc.	356,789
		10,933,651
	Total Common Stocks and Other Equity Interests (Cost $372,330,454)	377,179,723
	Money Market Fund - 18.1%
87,706,315	Invesco Premier Portfolio - Institutional Class, 0.07%(d) (Cost $87,706,315)	87,706,315
	Total Investments (Cost $460,036,769)(e) - 95.7%	464,886,038
	Other assets less liabilities - 4.3%	20,670,621
	Net Assets - 100.0%	$485,556,659

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates for the nine months ended July 31, 2015.

	Value October 31, 2014	Pur- chases at Cost	Proceeds from Sales	Change in Unreali- zed Appre- ciation/ (Depre- ciation)	Reali- zed Gain	Value July 31, 2015	Divi- dend Income
Invesco Ltd.	$372,243	$1,462	$(15,266)	$(19,946)	$2,538	$341,031	$7,082

(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(e)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $488,813,521. The net unrealized depreciation was $23,927,483, which consisted of aggregate gross unrealized appreciation of $12,275,835 and aggregate gross unrealized depreciation of $36,203,318.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the fund listed below, as of July 31, 2015, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The appreciation (depreciation) on futures contracts held in PowerShares China-A Share Portfolio and PowerShares S&P 500® Downside Hedged Portfolio were based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
PowerShares Multi-Strategy Alternative Portfolio
Equity Securities	$15,061,761	$-	$-	$15,061,761
Forward Foreign Currency Contracts(a)	-	3,041	-	3,041
Futures(a)	39,581	-	-	39,581

Total Investments	$15,101,342	$3,041	$-	$15,104,383

(a)	Unrealized appreciation.

Derivative Investments

Value of Derivative Investments

The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of July 31, 2015:

	Value
	PowerShares China A- Share Portfolio		PowerShares Multi- Strategy Alternative Portfolio		PowerShares S&P 500® Downside Hedged Portfolio
Risk Exposure/ Derivative Type	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Currency risk:
Forward foreign currency contracts	$-	$-	$6,449	$(3,408)	$-	$-
Equity risk:
Futures contracts(a)	-	(172,670)	7,504	(47,848)	287,620	(170,256)
Interest rate risk:
Futures contracts(a)	-	-	79,925	-	-	-

Total	$-	$(172,670)	$93,878	$(51,256)	$287,620	$(170,256)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.

Effect of Derivative Investments for the nine months ended July 31, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Gain (Loss)
	PowerShares China A-Share Portfolio	PowerShares Multi- Strategy Alternative Portfolio		PowerShares S&P 500® Downside Hedged Portfolio
	Futures	Futures	Forward Foreign Currency Contracts	Futures
Realized Gain (Loss):
Currency risk	$-	$-	$(976,816)	$-
Equity risk	2,623,807	(781,206)	-	(65,876,264)
Interest rate risk	-	275,732	-	-
Change in Unrealized Appreciation (Depreciation):
Currency risk	-	-	(11,319)	-
Equity risk	(258,808)	95,474	-	2,912,278
Interest rate risk	-	(89,813)	-	-

Total	$2,364,999	$(499,813)	$(988,135)	$(62,963,986)

The table below summarizes the average notional value of futures contracts and forward foreign currency contracts outstanding during the period.

	Average Notional Value
	PowerShares China A-Share Portfolio	PowerShares Multi-Strategy Alternative Portfolio	PowerShares S&P 500® Downside Hedged Portfolio
Futures contracts	$10,494,064	$4,854,259	$120,074,598
Forward foreign currency contracts	-	$51,906,999	-

PowerShares China A-Share Portfolio

Open Futures Contracts - Equity Risk
	Number of Contracts	Expiration Date/Commitment	Notional Value	Unrealized Appreciation (Depreciation)
SGX FTSE China A50 Index Futures	704	August-2015/Long	$7,434,240	$(172,670)

PowerShares Multi-Strategy Alternative Portfolio

Open Futures Contracts
	Number of Contracts	Expiration Date/Commitment	Notional Value	Unrealized Appreciation/ (Depreciation)
CBOE Volatility Index (VIX) Futures	47	September-2015/Short	$(720,275)	$7,504
CBOE Volatility Index (VIX) Futures	14	October-2015/Long	225,050	(756)
CBOE Volatility Index (VIX) Futures	29	November-2015/Long	479,950	(3,490)
S&P 500 E-Mini Futures	82	September-2015/Short	(8,603,440)	(43,602)

Subtotal - Equity Risk			$(8,618,715)	$(40,344)

Eurodollar Futures	166	June-2016/Long	41,132,725	79,925

Subtotal - Interest Rate Risk			41,132,725	79,925

Total Futures Contracts			$32,514,010	$39,581

PowerShares Multi-Strategy Alternative Portfolio

Open Forward Foreign Currency Contracts
		Contract to
Settlement Date	Counterparty	Deliver		Receive		Notional Value	Unrealized Appreciation/ (Depreciation)
8/20/2015	Morgan Stanley	CAD	290,144	USD	223,600	$222,994	$606
8/20/2015	Morgan Stanley	CHF	158,674	USD	165,000	165,203	(203)
8/20/2015	Morgan Stanley	EUR	56,777	USD	61,700	62,746	(1,046)
8/20/2015	Morgan Stanley	JPY	38,832,866	USD	312,600	313,494	(894)
8/20/2015	Morgan Stanley	NOK	287,088	USD	34,900	35,301	(401)
8/20/2015	Morgan Stanley	USD	225,200	AUD	305,864	224,336	(864)
8/20/2015	Morgan Stanley	USD	64,700	GBP	41,510	64,766	66
8/20/2015	Morgan Stanley	USD	471,500	NZD	719,514	477,158	5,658
8/20/2015	Morgan Stanley	USD	36,400	SEK	313,060	36,519	119

Total open forward foreign currency contracts - Currency Risk							$3,041

Currency Abbreviations:

AUD - Australian Dollar

CAD - Candian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - Pound Sterling

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

USD - U.S. Dollar

PowerShares S&P 500® Downside Hedged Portfolio

Open Futures Contracts
	Number of Contracts	Expiration Date/Commitment	Notional Value	Unrealized Appreciation/ (Depreciation)
CBOE Volatility Index (VIX) Futures	542	August-2015/Long	$7,574,450	$(153,534)
CBOE Volatility Index (VIX) Futures	294	September-2015/Long	4,505,550	(16,722)
S&P 500 E-Mini Futures	919	September-2015/Long	96,421,480	287,620

Total Futures Contracts - Equity Risk			$108,501,480	$117,364

Item 2. Controls and Procedures.

(a)

The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report and have concluded that these controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Actively Managed Exchange-Traded Fund Trust

By (Signature and Title)	/s/ Andrew Schlossberg
Andrew Schlossberg
President

Date	September 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Andrew Schlossberg
Andrew Schlossberg
President

Date	September 22, 2015

By (Signature and Title)	/s/ Steven Hill
Steven Hill
Treasurer

Date	September 22, 2015